Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Mr. Guilmette ($)	Summary Compensation Table Total for Mr. Scholl ($)	Compensation Actually Paid to Mr. Guilmette ($)(1)	Compensation Actually Paid to Mr. Scholl ($)(1)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(2)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)	Total Stockholder Return ($)	Russell 2000 Total Stockholder Return ($)(3)	Net Income (millions)	Adjusted EBITDA (millions)(4)
2024	$7,342,304	$12,875,343	$7,076,705	$5,786,860	$3,751,118	$2,549,857	$77.02	$102.97	$(159)	$556

2023		$7,953,337		$9,817,506	$4,754,799	$4,614,405	$94.46	$92.32	$(362)	$739

2022		$7,265,024		$18,156,044	$2,769,614	$3,353,463	$92.58	$78.95	$(72)	$659

2021		$55,485,844		$47,919,509	$13,995,216	$6,505,670	$119.71	$99.23	$(73)	$621

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The following individuals are our other named executive officers for each fiscal year:

Year	Current CEO	Former CEO	Non-CEO NEOs
2024	David D. Guilmette	Stephan D. Scholl	Katie J. Rooney, Gregory R. Goff, Martin T. Felli, Dinesh V. Tulsiani, Jeremy J. Heaton, Michael J. Rogers

2023		Stephan D. Scholl	Katie J. Rooney, Gregory A. George, Martin T. Felli, Gregory R. Goff, Cesar Jelvez

2022		Stephan D. Scholl	Katie J. Rooney, Gregory R. Goff, Cesar Jelvez, Dinesh V. Tulsiani

2021		Stephan D. Scholl	Katie J. Rooney, Gregory R. Goff, Cesar Jelvez, Cathinka E. Wahlstrom, Colin F. Brennan

Peer Group Issuers, Footnote	TSR in fiscal year 2021 is cumulative for the measurement period beginning on July 6, 2021, our first day of trading following the Business Combination, and ending on December 31, 2021. TSR in fiscal years 2022, 2023 and 2024 covers the period beginning January 1 and ending December 31 of each year. TSR values are calculated in accordance with Item 201(e) of Regulation S-K, assuming an initial investment of $100. The Russell 2000 Index is the index we use in our Annual Report pursuant to Item 201(e) of Regulation S-K, reflecting our belief that we cannot reasonably identify an
	industry index or specific peer group that would offer a meaningful comparison.
Adjustment To PEO Compensation, Footnote	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2024
Adjustments	Mr. Guilmette	Mr. Scholl	Average non-CEO NEOs

Subtract: Reported value under the “Stock Awards” columns in the Summary Compensation Table for applicable FY	$(6,673,339)	$(11,699,984)	$(2,095,826)

Add: Fair value of unvested awards granted during applicable FY end	$6,407,740	$9,292,986	$1,674,126

Add: Fair value of awards granted during applicable FY that vested during applicable FY, determined as of Vesting Date	$—	$61,513	$13,828

Add/Subtract: Change in fair value of outstanding and unvested awards	$—	$(2,944,323)	$(692,722)

Add/Subtract: Change in fair value of awards granted during prior FY that vested during applicable FY	$—	$(1,798,675)	$667,812

Subtract: Fair value of awards that failed to meet vesting conditions during applicable FY, determined as of end of prior FY	$—	$0	$(768,479)

TOTAL ADJUSTMENTS	$(265,599)	$(7,088,483)	$(1,201,261)

Non-PEO NEO Average Total Compensation Amount	$ 3,751,118	$ 4,754,799	$ 2,769,614	$ 13,995,216
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,549,857	4,614,405	3,353,463	6,505,670
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2024
Adjustments	Mr. Guilmette	Mr. Scholl	Average non-CEO NEOs

Subtract: Reported value under the “Stock Awards” columns in the Summary Compensation Table for applicable FY	$(6,673,339)	$(11,699,984)	$(2,095,826)

Add: Fair value of unvested awards granted during applicable FY end	$6,407,740	$9,292,986	$1,674,126

Add: Fair value of awards granted during applicable FY that vested during applicable FY, determined as of Vesting Date	$—	$61,513	$13,828

Add/Subtract: Change in fair value of outstanding and unvested awards	$—	$(2,944,323)	$(692,722)

Add/Subtract: Change in fair value of awards granted during prior FY that vested during applicable FY	$—	$(1,798,675)	$667,812

Subtract: Fair value of awards that failed to meet vesting conditions during applicable FY, determined as of end of prior FY	$—	$0	$(768,479)

TOTAL ADJUSTMENTS	$(265,599)	$(7,088,483)	$(1,201,261)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Pay Versus Performance Tabular List
The following performance measures represent the most important performance measures used by us to link compensation actually paid to our NEOs to performance for Fiscal 2024:
•Adjusted EBITDA;
•Revenue; and,
	•BPaaS Revenue.
Total Shareholder Return Amount	$ 77.02	94.46	92.58	119.71
Peer Group Total Shareholder Return Amount	102.97	92.32	78.95	99.23
Net Income (Loss)	$ (159,000,000)	$ (362,000,000)	$ (72,000,000)	$ (73,000,000)
Company Selected Measure Amount	556,000,000	739,000,000	659,000,000	621,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	“Adjusted EBITDA” is defined as earnings before interest, taxes, depreciation, and intangible amortization adjusted for the impact of certain non-cash and other items that we do not consider in the evaluation of ongoing operational performance. Appendix B to this Proxy Statement includes a reconciliation of such non-GAAP financial measures to the most directly comparable financial measures prepared in accordance with GAAP. The Company selected Adjusted EBITDA as the most important financial measure it used to link Company performance to CAP to our PEO and Non-PEO NEOs in
2024. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most
	important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	BPaaS Revenue
David D. Guilmette [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,342,304
PEO Actually Paid Compensation Amount	$ 7,076,705
PEO Name	David D. Guilmette
Stephan D. Scholl [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,875,343	$ 7,953,337	$ 7,265,024	$ 55,485,844
PEO Actually Paid Compensation Amount	$ 5,786,860	$ 9,817,506	$ 18,156,044	$ 47,919,509
PEO Name	Stephan D. Scholl	Stephan D. Scholl	Stephan D. Scholl	Stephan D. Scholl
PEO | David D. Guilmette [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (265,599)
PEO | David D. Guilmette [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,673,339)
PEO | David D. Guilmette [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,407,740
PEO | David D. Guilmette [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David D. Guilmette [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David D. Guilmette [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David D. Guilmette [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephan D. Scholl [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,088,483)
PEO | Stephan D. Scholl [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,699,984)
PEO | Stephan D. Scholl [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,292,986
PEO | Stephan D. Scholl [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,944,323)
PEO | Stephan D. Scholl [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,513
PEO | Stephan D. Scholl [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,798,675)
PEO | Stephan D. Scholl [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,201,261)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,095,826)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,674,126
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(692,722)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,828
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	667,812
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (768,479)